NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Dec. 31, 2025	Mar. 31, 2025
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 1,557,905	$ 1,211,297
Working capital	496,885
Accumulated deficit	$ (73,897,045)	$ (73,940,600)